Prepaid expenses	12 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Prepaid expenses	Prepaid expenses

(EUR thousand)	As of March 31
Prepaid expenses	2025	2024
Office and IT-related	4,381	4,434
Insurance	2,160	388
Contracts with customers	43	339
Other	1,881	1,601
Total	8,465	6,762